Digital assets (Tables)	12 Months Ended
Dec. 31, 2024
Digital assets
Schedule of Digital assets
	Cost	Unrealized (loss) on change in fair value	Fair value
	$	$	$
Bitcoin	401,000	(44,123)	356,877
Dogecoin	201,000	(46,686)	154,314
Solana	401,000	(50,961)	350,039
	1,003,000	(141,770)	861,230

Schedule of fair value hierarchy
	Level 1	Level 2	Level 3
Digital assets, at fair value less costs to sell	Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	-	861,230	-